NOTE PAYABLE (Details Narrative)	9 Months Ended
	Mar. 31, 2023	Jun. 16, 2022
Note Payable
Interest rate, debt	0.97%	2.00%
Gross revenue, rate	10.00%
Subsequent sales to distributor, rate	50.00%